Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
Dec. 31, 2023
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Consolidated statements of operations and comprehensive loss

C. Consolidated statements of operations and comprehensive loss

1. Revenues

	2023	2022	2021
		(in €)
Revenues	63,089	—	—
Total	63,089	—	—

In June 2023, the Group began the commercialization of GOHIBIC (vilobelimab) in the United States. In connection with the start of the commercialization, the Group entered into agreements with certain subsidiaries of Cencora Inc. (“Cencora”) (formerly known as AmerisourceBergen Corp.) to act as the Group’s U.S. distributor and make GOHIBIC (vilobelimab) available for order by U.S. hospital customers. Cencora provides cold storage, cold-chain distribution services, inventory management and secondary labeling/packaging, among other services.

In 2023, the Company realized revenues from the product sales for the first time since its inception. Revenues reported are sales to end customers (hospitals). Sales to distributors do not constitute completion of a performance obligation towards a customer and, thus, do not result in the recognition of revenue for the Company under IFRS 15.

2. Cost of sales

	2023	2022	2021
		(in €)
Cost of Sales	532,262	—	—
Total	532,262	—	—

Cost of sales recognized during the twelve months ended December 31, 2023, are related to GOHIBIC (vilobelimab) revenues in the United States and to write-downs of inventory.

Costs of sales for products sold in these periods do not include costs of materials, as the associated costs of these materials were incurred in prior periods, before the U.S. Food and Drug Administration (the “FDA”) granted an Emergency Use Authorization (the “EUA”) for GOHIBIC (vilobelimab) in April 2023. These materials were recorded as ‘research and development expenses’ in the periods they were incurred.

The cost of sales during the twelve months ended December 31, 2023 mainly consists of write-downs of inventories that will expire prior to their expected sale.

3. Sales and marketing expenses

	2023	2022	2021
	(in €)
Third-party expenses	1,851,158	—	—
Employee benefits expenses	1,040,587	—	—
of which equity-settled share-based payment expense	67,462
Legal and consulting fees	1,054,971	—	—
Other expenses	54,583	—	—
Total sales and marketing expenses	4,001,299	—	—

During the twelve months ended December 31, 2023 the Group incurred €4.0 million of sales and marketing expenses in the United States of America. These expenses are mainly composed of €1.0 million in personnel costs and €1.9 million in external services for distribution of GOHIBIC (vilobelimab). The Group started with its commercialization activities when the EUA was granted in April 2023. Prior to that, no sales and marketing expenses had been incurred.

4. Research and development expenses

Research and development expenses increased in 2023 compared to 2022 by €3.5 million. The table below shows the composition of research and development expenses.

	2023	2022	2021
		(in €)
Third-party services	31,802,983	28,543,503	28,247,081
of which clinical material and related manufacturing services	18,109,345	16,194,152	6,615,840
of which clinical, pre-clinical studies	13,693,638	12,349,351	21,631,240
Employee benefits expenses	6,776,853	6,957,866	5,941,813
of which equity-settled share-based payment expense	1,500,670	2,456,571	1,622,898
Legal and consulting fees	1,758,283	1,690,448	1,074,710
Other expenses	686,012	334,273	434,331
Total	41,024,131	37,526,090	35,697,935

5. General and administrative expenses

General and administrative expenses decreased by €2.2 million in 2023 from the prior year, predominantly due to lower costs from equity-settled share-based payments.

	2023	2022	2021
		(in €)
Employee benefits expenses	5,392,905	7,125,798	6,500,680
of which equity-settled share-based payment expense	1,846,356	3,587,785	2,709,307
Legal and consulting fees	3,239,809	3,104,624	2,065,423
Insurance expenses	1,934,880	2,330,624	1,615,920
Depreciation & amortization expense	507,905	526,325	551,566
Compensation expense for non-executive directors	305,984	248,724	271,248
Other expenses	1,247,273	1,533,469	979,884
Total	12,628,756	14,869,564	11,984,722

6. Other income

Other income was €13.2 million, which is primarily attributable to income recognized from grant payments received from the German federal government for the development of vilobelimab in severe COVID-19 patients, including expenses related to clinical development and manufacturing process development. Other income decreased in 2023, compared to the prior year, due to the incurrence of less expenses eligible for reimbursement under the grant and the end of the grant period on June 30, 2023.

	2023	2022	2021
		(in €)
Other income from government grants	13,155,250	20,116,542	—
Further other income	64,454	42,627	54,221
Total	13,219,704	20,159,169	54,221

7. Employee benefits expenses

The following table shows the items of employee benefits expenses:

	2023	2022	2021
		(in €)
Wages and salaries	8,192,143	6,863,423	6,919,166
Social security contributions (employer’s share)	944,712	672,534	671,697
Equity-settled share-based payment expenses (see Note C.10. Share-based payments)	3,414,488	6,044,356	4,332,205
Other	659,002	503,351	519,425
Total	13,210,345	14,083,664	12,442,493

The number of employees as of December 31, 2023 increased to 66 (equivalent to 62.2 full time equivalents (FTEs)) from 48 employees (equivalent to 44.3 FTEs) at the end of 2022 and 59 employees (equivalent to 55.9 FTEs) at the end of 2021. These numbers are as of December 31 and do not constitute annual average numbers.

8. Net financial result

	2023	2022	2021
		(in €)
Interest income	3,804,827	608,679	109,391
Interest expenses	(16,538)	(23,303)	(10,714)
Interest on lease liabilities	(19,090)	(21,947)	(14,055)
Financial result	3,769,199	563,429	84,622

Foreign exchange income	5,529,389	6,924,697	5,569,836
Foreign exchange expense	(7,371,261)	(4,482,399)	(3,605,701)
Foreign exchange result	(1,841,872)	2,442,298	1,964,135

Other financial result	313,240	(252,471)	(44,000)
Net financial result	2,240,566	2,753,256	2,004,757

Net financial result decreased by €0.5 million from 2022 to 2023. This overall decrease was comprised of higher interest income of €3.2 million from marketable securities and short-term deposits in U.S. dollars held by the Company and its subsidiaries (from €0.6 million in 2022 to €3.8 million in 2023), a reduction in foreign exchange by €4.3 million (from a gain of €2.4 million in 2022 to a loss of €1.8 million in 2023) and higher other financial result of €0.6 million (from a loss of €0.3 million in 2022 to a gain of €0.3 million in 2023) due to an adjustment to the expected credit loss allowance in 2023, which is deducted from the Company’s current and non-current financial assets (please also refer to Note D.6. ‘Other assets’).

Foreign currency income and expenses arise from the translation of cash and cash equivalents, marketable securities and other financial assets and liabilities denominated in foreign currencies at the exchange rates prevailing at the balance sheet date. All resulting translation differences are recognized in the income statement. These gains and losses are caused by a change in exchange rates at the reporting dates and may not ultimately be realized.

9. Loss per share

Loss per ordinary share is calculated by dividing the loss of the period by the weighted average number of ordinary shares outstanding during the period. The weighted number of ordinary shares outstanding for the financial year 2023 was 54,940,137, for 2022 it amounted to 44,207,873 and for 2021 it was 41,629,974. Loss per share was €0.78, €0.67 and €1.10 in 2023, 2022 and 2021, respectively.

As the Company is in a loss-making situation, the diluted loss per share is the same as basic loss per share, because the weighted average number of shares to be issued upon the exercise of the stock options, the only dilutive instruments issued, would produce an anti-dilutive effect. Refer to Note ‘C.10. for the balances of outstanding share options.’

10. Share-based payments

a) Equity-settled share-based payment arrangements

In the course of its historical financing rounds prior to 2016, InflaRx GmbH established equity-settled share-based payment programs. Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. in November 2017:

	2023 Options	2023 WAEP*	2022 Options	2022 WAEP*
Outstanding at January 1	148,433	€0.01	148,433	€0.01
Exercised during the year	—	—	—	—
Outstanding at December 31	148,433	€0.01	148,433	€0.01
Exercisable at December 31	148,433	€0.01	148,433	€0.01

*	Weighted average share price (WAEP)

The exercise price for all options granted prior to 2016 outstanding at the end of the year was €0.01 per share or less (2022: €0.01 or less).

Under the terms and conditions of the share option plan of 2016 (the “2016 Plan”), InflaRx GmbH granted rights to subscribe for InflaRx GmbH’s common shares to directors, senior management, and key employees. Those InflaRx GmbH options were converted into options for ordinary shares of the Company in November 2017:

	2023 Options	2023 WAEP*	2022 Options	2022 WAEP*
Outstanding at January 1	888,632	$1.86/€1.74	888,632	$3.35/€2.96
Exercised during the year	—		—
Outstanding at December 31	888,632	$1.86/€1.68	888,632	$1.86/€1.74
Exercisable at December 31	888,632	$1.86/€1.68	888,632	$1.86/€1.74

*	Conversion rates used for one €: December 31,2023 $0.9050, average rate 2023 $0.9246, December 31,2022 $0.9376, average rate 2022 $0.9489

The weighted average remaining contractual life for the share options outstanding under the 2016 Plan as of December 31, 2023 was 7.94 years (2022: 8.94 years).

In conjunction with the closing of its initial public offering, InflaRx N.V. established a new incentive plan (the “2017 Plan”). The initial maximum number of ordinary shares available for issuance under equity incentive awards granted pursuant to the 2017 Plan equals 2,341,097 ordinary shares. On January 1, 2021 and on January 1 of each calendar year thereafter, an additional number of shares equal to 4% of the total outstanding ordinary shares on December 31 of the immediately preceding year (or any lower number of shares as determined by the Board of Directors) will become available for issuance under equity incentive awards granted pursuant to the 2017 Plan:

	2023 Options	2023 WAEP*	2022 Options	2022 WAEP*
Outstanding at January 1	4,985,523	$1.97 /€1.84	3,170,046	$3.95 /€3.49
Granted during the year	1,735,750	$2.58/€2.39	1,966,666	$1.98 / €1.88
Forfeited during the year	(31,000)	$2.70/€2.50	(136,259)	$2.22 /€2.11
Exercised during the year	(105,327)	$2.16/€2.00	(14,930)	$1.86 /€1.76
Outstanding at December 31	6,584,946	$2.12/€1.92	4,985,523	$1.97 /€1.84
Exercisable at December 31	5,577,384	$2.01/€1.82	4,157,148	$1.93 /€1.81

*	Conversion rates used for one €: December 31,2023 $0.9050, average rate 2023 $0.9246, December 31, 2022 $0.9376, average rate 2022 $0.9489

The weighted average remaining contractual life for the share options outstanding under the 2017 Plan as of December 31, 2023 was 6.61 years (2022: 6.70 years).

All Options granted in 2023 vest over one year except for options granted on July 7, 2023 which partially vest over three years. Options granted before 2023 vest over a period of one, two or three years, depending on the grant, with 1/2 or 1/3, respectively, of the options vesting after the end of the 1st year from vesting start and the remaining options vesting quarterly in equal portions thereafter. Vesting of these unvested share options is subject to a service condition at the time of vesting, and no market or performance conditions are applicable.

The weighted average fair value of options granted during 2023 was $2.58/€2.39 (2022 after repricing: $1.70/€1.61). The range of exercise prices for options outstanding at the end of the year was $1.86/€1.74 to $5.14/€4.82 (after repricing in 2022: $1.86/€1.74 to $5.14/€4.82).

All shares issued for share options exercised during the year were recorded to the commercial register by December 31, 2023.

b) Measurement of fair values of share options granted under the 2017 Plan

The fair value of options granted under the 2017 Plan was determined using the Black-Scholes valuation model. As the Company’s ordinary shares are listed on the Nasdaq Global Select Market, the closing price of the ordinary shares at grant date was used.

Other significant inputs into the model are as follows (weighted average):

Share options granted	Options	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2021
January 4	839,260	$4.53	0.8133	€3.68	$5.14	1.35	5.31	0.5%
January 4	31,668	$4.57	0.8133	€3.72	$5.14	1.35	5.50	0.5%
July 2	327,436	$2.64	0.8458	€2.23	$2.99	1.35	5.31	0.98%
July 2	20,710	$2.66	0.8458	€2.25	$2.99	1.35	5.49	1.01%
	1,219,074

Of the 1,219,074 options granted in 2021, 1,134,436 were granted to members of the executive management or the Board of Directors. In 2021, 36,400 options were forfeited.

Share options granted	Options	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2022
January 12	1,516,666	$3.66	0.8795	€3.22	$4.13	1.35	5.31	1.57%
January 12	45,000	$3.68	0.8795	€3.24	$4.13	1.35	5.50	1.59%
Repricing, April 13	—	$1.20-$1.63	0.9237	€1.11-€1.50	$1.86	1.35	1.83-4.94	2.60%
November 21	405,000	$2.04	0.9760	€1.99	$2.44	1.35	4.0	4.15%
	1,966,666

Of the 1,966,666 options granted in 2022, 1,223,500 were granted to members of the executive management or the Board of Directors. In 2022, 136,259 options were forfeited, 14,930 were exercised.

Share options granted	Number	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2023
January 24	1,454,250	$2.11	0.9008	€1.90	$2.37	1.35	5.30	3.571%
January 24	52,500	$2.13	0.9008	€1.92	$2.37	1.35	5.50	3.565%
May 31	60,500	$3.61	0.9361	€3.38	$4.19	1.35	4.50	3.820%
July 7	57,000	$3.59	0.9184	€3.30	$3.89	1.46	5.50	4.320%
July 7	100,000	$3.64	0.9184	€3.34	$3.89	1.46	6.10	4.286%
July 19	4,000	$3.55	0.8911	€3.16	$3.99	1.46	5.50	4.320%
September 18	7,500	$3.15	0.9378	€2.95	$3.54	1.46	5.50	4.320%
	1,735,750

Of the 1,735,750 options granted in 2023, 1,136,000 were granted to members of the executive management or the Board of Directors. In 2023, 31,000 options were forfeited, 105,327 were exercised.

Expected dividends are nil for all share options listed above.

Share price volatility is calculated on the basis of annualized monthly volatility rate of the Company’s share price over the last five years preceding the valuation date.

The range of outcomes for the expected life of the instruments has been based on expectations on option holder behavior in the scenarios considered.

The dividend yield has no impact due to the anti-dilution clause as defined in the 2017 Plan.